Income Taxes - Narrative (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Real Estate [Line Items]
Minimum percentage of taxable income distributed to shareholders	90.00%
Expected distribution percentage of REIT taxable income in the current taxable year	100.00%
Income tax expense	$ 5,779,000	$ 4,906,000	$ 2,264,000
Amounts due to MGM under tax sharing agreement	0	0
Uncertain tax positions	0
Interest and penalties recorded	0	$ 0
Taxable REIT subsidiaries
Real Estate [Line Items]
Income tax expense	5,100,000
TRS
Real Estate [Line Items]
Income tax expense	3,900,000
Continuing Operations | Taxable REIT subsidiaries
Real Estate [Line Items]
Income tax expense	$ 1,200,000